Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000137888 | United States Treasury Floating Rate Note, 4.396, 2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000137888 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000137888 | United States Treasury Note, 4.125, 2029-10-31
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000137888 | United States Treasury Note, 3.5, 2029-09-30
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000137888 | United States Treasury Bill, 0.000, 2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137888 | United States Treasury Bill, 3.73, 2025-05-08
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137888 | United States Treasury Bill, 3.99, 2025-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137888 | United States Treasury Bill, 4.1, 2025-05-22
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137888 | United States Treasury Bill, 4.14, 2025-05-29
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137888 | United States Treasury Bill, 4.18, 2025-06-05
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137889 | United States Treasury Floating Rate Note, 4.396, 2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000137889 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000137889 | United States Treasury Note, 4.125, 2029-10-31
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000137889 | United States Treasury Note, 3.5, 2029-09-30
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000137889 | United States Treasury Bill, 0.000, 2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137889 | United States Treasury Bill, 3.73, 2025-05-08
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137889 | United States Treasury Bill, 3.99, 2025-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137889 | United States Treasury Bill, 4.1, 2025-05-22
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137889 | United States Treasury Bill, 4.14, 2025-05-29
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137889 | United States Treasury Bill, 4.18, 2025-06-05
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137890 | United States Treasury Floating Rate Note, 4.396, 2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000137890 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000137890 | United States Treasury Note, 4.125, 2029-10-31
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000137890 | United States Treasury Note, 3.5, 2029-09-30
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000137890 | United States Treasury Bill, 0.000, 2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137890 | United States Treasury Bill, 3.73, 2025-05-08
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137890 | United States Treasury Bill, 3.99, 2025-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137890 | United States Treasury Bill, 4.1, 2025-05-22
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137890 | United States Treasury Bill, 4.14, 2025-05-29
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137890 | United States Treasury Bill, 4.18, 2025-06-05
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225122 | Southern Company (The), 4, 2051-01-15
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225122 | AT&T, Inc., 2.75, 2031-06-01
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225122 | AT&T, Inc., 2.55, 2033-12-01
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225122 | T-Mobile USA, Inc., 3.875, 2030-04-15
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225122 | AT&T, Inc., 3.5, 2053-09-15
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225122 | AT&T, Inc., 3.55, 2055-09-15
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225122 | AT&T, Inc., 3.65, 2059-09-15
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225122 | AT&T, Inc., 5.4, 2034-02-15
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225122 | Kraft Heinz Foods Company, 4.375, 2046-06-01
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225122 | Microsoft Corporation, 2.525, 2050-06-01
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225125 | Altria Group, Inc., 2.35, 2025-05-06
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225125 | HCA, Inc., 7.69, 2025-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225125 | Sprint, LLC, 7.625, 2026-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225125 | GE HealthCare Technologies, Inc., 5.6, 2025-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225125 | Goldman Sachs Group, Inc. (The), 5.798, 2026-08-10
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225125 | Cooperatieve Rabobank UA, 4.971, 2026-08-28
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225125 | Keurig Dr Pepper, Inc., 4.967, 2026-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225125 | Block Financial, LLC, 5.25, 2025-10-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225125 | Toronto-Dominion Bank (The), 4.818, 2025-10-10
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225125 | American Honda Finance Corporation, 4.955, 2025-08-14
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209835 | Altria Group, Inc., 2.35, 2025-05-06
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209835 | Sprint, LLC, 7.625, 2026-03-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209835 | Keurig Dr Pepper, Inc., 4.967, 2026-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209835 | American Honda Finance Corporation, 4.955, 2025-08-14
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209835 | DuPont de Nemours, Inc., 4.493, 2025-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209835 | Take-Two Interactive Software, Inc., 5, 2026-03-28
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209835 | Walmart, Inc., 4.759, 2027-04-28
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209835 | DR Horton, Inc., 2.6, 2025-10-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209835 | Kellogg Company, 3.25, 2026-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209835 | Juniper Networks, Inc., 1.2, 2025-12-10
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209835 | Financials020002BH3
Holdings [Line Items]
Percent of Total Investments	94.00%
C000209835 | Cash & Equivalent261908107
Holdings [Line Items]
Percent of Total Investments	6.00%
C000209835 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209835 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209835 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209835 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209835 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000209835 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000209835 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209835 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209835 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000209835 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000209835 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000209835 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000209836 | Altria Group, Inc., 2.35, 2025-05-06
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209836 | Sprint, LLC, 7.625, 2026-03-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209836 | Keurig Dr Pepper, Inc., 4.967, 2026-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209836 | American Honda Finance Corporation, 4.955, 2025-08-14
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209836 | DuPont de Nemours, Inc., 4.493, 2025-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209836 | Take-Two Interactive Software, Inc., 5, 2026-03-28
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209836 | Walmart, Inc., 4.759, 2027-04-28
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209836 | DR Horton, Inc., 2.6, 2025-10-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209836 | Kellogg Company, 3.25, 2026-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209836 | Juniper Networks, Inc., 1.2, 2025-12-10
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209836 | Financials020002BH3
Holdings [Line Items]
Percent of Total Investments	94.00%
C000209836 | Cash & Equivalent261908107
Holdings [Line Items]
Percent of Total Investments	6.00%
C000209836 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209836 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209836 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209836 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209836 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000209836 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000209836 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209836 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209836 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000209836 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000209836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000209836 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.10%